DEBT - Gimi facility, Unsecured Bonds, Golar Arctic Facility, 2017 Convertible Bonds, Corporate RCF and Corporate Bilateral Facility - Narrative (Details) - USD ($)		1 Months Ended					11 Months Ended	12 Months Ended	54 Months Ended	78 Months Ended
	Dec. 31, 2014	Dec. 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Oct. 31, 2021	Oct. 31, 2019	Dec. 15, 2022	Dec. 31, 2022	Oct. 31, 2023	Apr. 30, 2030	Feb. 17, 2017
Gimi 700 million facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,700,000,000						$ 1,700,000,000
Long-term debt | Gimi 700 million facility
Debt Instrument [Line Items]
Debt instrument, face amount						$ 700,000,000
Balloon payment to be paid						350,000,000
Proceeds from lines of credit								535,000,000
Unsecured debt | 7% Unsecured Bonds, Maturing Oct 2025
Debt Instrument [Line Items]
Debt instrument, face amount					$ 300,000,000
Coupon rate (in percent)					7.00%
Redeemed amount		$ 142,200,000						$ 142,200,000
Percentage of nominal amount								100.00%
Long-term debt, term		4 years						4 years
Unamortized premium		$ 140,700,000						$ 140,700,000
Debt instrument, accrued interest							$ 1,500,000
Gain (loss) on repurchase of debt instrument		2,300,000
Debt instrument, repurchased face amount		$ 140,700,000						$ 140,700,000
Unsecured debt | 7% Unsecured Bonds, Maturing Oct 2025 | Put option
Debt Instrument [Line Items]
Percentage of nominal amount								101.00%
Convertible debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Debt instrument, face amount											$ 402,500,000
Coupon rate (in percent)											2.75%
Redeemed amount			$ 321,700,000		$ 85,200,000
Loss on partial redemption of convertible bonds					$ 800,000
Secured debt | Golar Arctic facility
Debt Instrument [Line Items]
Balloon payment to be paid						$ 9,100,000
Basis spread on variable rate (in percent)	2.25%							2.75%
Maturity period of debt (in days or years)						5 years
Revolving credit facility | Corporate RCF
Debt Instrument [Line Items]
Debt instrument, face amount				$ 200,000,000
Proceeds from lines of credit			131,000,000
Maturity period of debt (in days or years)				3 years
Corporate bilateral facility | Corporate bilateral facility
Debt Instrument [Line Items]
Maturity period of debt (in days or years)				7 years
Maximum borrowing capacity			$ 250,000,000
LIBOR | Corporate RCF
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				2.80%
LIBOR | Corporate bilateral facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			4.50%
LIBOR | Corporate bilateral facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			5.50%
LIBOR | Long-term debt | Gimi 700 million facility | Forecast
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									4.00%	3.00%